Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total	Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Accumulated Other Comprehensive Income	Retained Earnings (Accumulated deficit)	Total LDK Solar Co., Ltd. Shareholders' Equity	Non- controlling Interests
Beginning Balance at Nov. 30, 2009
Issuance of new shares, net of related expenses of nil in 2012, US$8,536 in 2011 and US$461 in 2010 respectively (in shares)		16,520,000
Ending Balance at Dec. 31, 2009		$ 12,977
Ending Balance (in shares) at Dec. 31, 2009		129,771,643
Issuance of new shares, net of related expenses of nil in 2012, US$8,536 in 2011 and US$461 in 2010 respectively (in shares)		1,645,900
Ending Balance at Jan. 31, 2010
Beginning Balance at Dec. 31, 2009	876,936	12,977	744,988	29,676	84,544	(32,760)	839,425	37,511
Beginning Balance (in shares) at Dec. 31, 2009		129,771,643
Net income (loss)	296,467	0	0	0	0	290,797	290,797	5,670
Foreign currency translation adjustment, net of nil tax	42,500	0	0	0	41,555	0	41,555	945
Fair value changes in available-for-sale equity security, net of tax effect of US$ 1,122 in 2012 and US$ 2,218 in 2011 respectively	0
Appropriate to statutory reserve	0	0	0	28,599	0	(28,599)	0	0
Issuance of ordinary shares upon exercise of share options (in shares)	1,532,712	1,532,712
Issuance of ordinary shares upon exercise of share options	6,968	153	6,815	0	0	0	6,968	0
Issuance of new shares, net of related expenses of nil in 2012, US$8,536 in 2011 and US$461 in 2010 respectively (in shares)		1,645,900
Issuance of new shares, net of related expenses of nil in 2012, US$8,536 in 2011 and US$461 in 2010 respectively	11,061	165	10,896	0	0	0	11,061	0
Purchase of non-controlling interests (in shares)		0
Purchase of non-controlling interests	(225,232)	0	(183,904)	0	2,294	0	(181,610)	(43,622)
Disposal of subsidiaries	(6)	0	0	0	0	0	0	(6)
Share-based compensation	11,044	0	11,044	0	0	0	11,044	0
Ending Balance at Dec. 31, 2010	1,019,738	13,295	589,839	58,275	128,393	229,438	1,019,240	498
Ending Balance (in shares) at Dec. 31, 2010		132,950,255
Net income (loss)	(620,476)	0	0	0	0	(620,869)	(620,869)	393
Foreign currency translation adjustment, net of nil tax	77,817	0	0	0	77,842	0	77,842	(25)
Fair value changes in available-for-sale equity security, net of tax effect of US$ 1,122 in 2012 and US$ 2,218 in 2011 respectively	6,653	0	0	0	6,653	0	6,653	0
Appropriate to statutory reserve	0	0	0	17,505	0	(17,505)	0	0
Issuance of ordinary shares upon exercise of share options (in shares)	1,051,717	1,051,717
Issuance of ordinary shares upon exercise of share options	4,745	105	4,640	0	0	0	4,745	0
Issuance of new shares, net of related expenses of nil in 2012, US$8,536 in 2011 and US$461 in 2010 respectively (in shares)		13,800,000
Issuance of new shares, net of related expenses of nil in 2012, US$8,536 in 2011 and US$461 in 2010 respectively	162,584	1,380	161,204	0	0	0	162,584	0
Re-purchase of ordinary shares (in shares)		(18,657,487)
Re-purchase of ordinary shares	(110,559)	(1,865)	(108,694)	0	0	0	(110,559)	0
Private placement of ordinary shares (in shares)		4,374,315
Private placement of ordinary shares	25,790	437	25,353	0	0	0	25,790	0
Acquisition of subsidiary	13,071	0	0	0	0	0	0	13,071
Capital contribution from non-controlling interests (in shares)		0
Capital contribution from non-controlling interests	940	0	0	0	0	0	0	940
Share-based compensation	9,927	0	9,796	0	0	0	9,796	131
Recognition of redeemable non-controlling interests (Note 8) (in shares)		0
Recognition of redeemable non-controlling interests (Note 8)	69,284	0	69,284	0	0	0	69,284	0
Accretion to redemption value of redeemable non-controlling interests (Note 8)	(34,590)	0	0	0	0	(34,590)	(34,590)	0
Ending Balance at Dec. 31, 2011	624,924	13,352	751,422	75,780	212,888	(443,526)	609,916	15,008
Ending Balance (in shares) at Dec. 31, 2011	133,518,800	133,518,800
Net income (loss)	(1,010,096)	0	0	0	0	(970,971)	(970,971)	(39,125)
Foreign currency translation adjustment, net of nil tax	2,900	0	0	0	3,195	0	3,195	(295)
Fair value changes in available-for-sale equity security, net of tax effect of US$ 1,122 in 2012 and US$ 2,218 in 2011 respectively	(3,368)	0	0	0	(3,368)	0	(3,368)	0
Issuance of ordinary shares upon exercise of share options (in shares)	0
Issuance of new shares, net of related expenses of nil in 2012, US$8,536 in 2011 and US$461 in 2010 respectively (in shares)		25,307,497
Issuance of new shares, net of related expenses of nil in 2012, US$8,536 in 2011 and US$461 in 2010 respectively	21,765	2,531	19,234	0	0	0	21,765	0
Acquisition of subsidiary	7,153	0	0	0	0	0	0	7,153
Disposal of subsidiaries	(879)	0	0	0	0	0	0	(879)
Share-based compensation	8,904	0	8,804	0	0	0	8,804	100
Recognition of non-controlling interests	127	0	0	0	0	0	0	127
Accretion to redemption value of redeemable non-controlling interests (Note 8)	(153,984)	0	0	0	0	(153,984)	(153,984)	0
Others (in shares)		0
Others	(210)	0	297	0	0	0	297	(507)
Ending Balance at Dec. 31, 2012	$ (502,764)	$ 15,883	$ 779,757	$ 75,780	$ 212,715	$ (1,568,481)	$ (484,346)	$ (18,418)
Ending Balance (in shares) at Dec. 31, 2012	158,826,297	158,826,297